Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 6,483,489	$ 18,118,456
Restricted cash	3,141,756	4,410,489
Time deposits	100,164
Accounts receivable, net of allowance for credit losses of $1,183,298 and $1,003,514, respectively	24,773,841	18,713,342
Notes receivable, net	8,358,797	7,901,784
Inventories	24,084,711	23,312,978
Advances to suppliers, net	2,252,953	3,622,162
Advances to suppliers, net – related parties		692,485
Other receivables, net	1,091,526	700,513
Total current assets	70,287,237	77,472,209
Property, plant and equipment, net	15,318,750	8,047,615
Land use rights, net	4,213,536	4,373,158
Long-term time deposits	165,996
Long-term investments	11,656,412	13,012,340
Long-term prepayments	6,615,984
Deferred tax assets	1,044,334	550,874
Other noncurrent assets	221,288	138,335
TOTAL ASSETS	109,523,537	103,594,531
Current liabilities:
Accounts payable	2,709,191	1,889,342
Accounts payable - related parties	462
Accrued expenses and other current liabilities	3,003,704	2,153,227
Notes payable	10,148,897	13,337,893
Advance from customers	1,310,685	1,548,151
Advance from customers - related parties	7,131	5,650
Short-term borrowings	4,122,341	1,249,765
Long-term borrowings - current portion	43,545
Tax payable	2,961,173	3,644,165
Total current liabilities	24,307,129	23,828,193
Long-term borrowings	8,025,004
Deferred government grants - noncurrent portion	1,123,753	1,139,991
TOTAL LIABILITIES	33,711,230	25,277,092
COMMITMENTS AND CONTINGENCIES
Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 14,299,182 and 14,279,182 shares issued and outstanding, respectively	2,860	2,856
Additional paid-in capital	67,359,101	67,329,705
Statutory surplus reserves	919,978	919,978
Retained earnings	6,308,532	7,704,459
Accumulated other comprehensive income	923,834	2,046,228
Total equity attributable to Huadi International Group Co., Ltd.	75,514,305	78,003,226
Equity attributable to non-controlling interests	298,002	314,213
Total shareholders’ equity	75,812,307	78,317,439
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	109,523,537	103,594,531
Related Party
Current liabilities:
Due to related parties - noncurrent portion	$ 255,344	$ 308,908